Note 5 - Deposits - Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
2019		$ 37,984
2020		24,575
2021		6,261
2022		7,528
2023		1,472
Thereafter		721
Total	$ 102,130	$ 78,541	$ 66,511